Significant Related Party Transactions and Balances - Schedule of Significant Related Party Transactions (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
SEAP Trading Pte Ltd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Sales to	RM 29,976	$ 6,709	RM 3,163
Interest expense - non-trade			138,604
TEM Electronics (Jiangmen) Co Ltd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Sales to			2,455
Purchase from	756,312	169,273	214,893
BAP Trading Co Ltd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Purchase from	274,705	61,483	167,294
New Universe Industries Ltd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Advance for listing expenses	RM 220,854	$ 49,430	RM 2,583,474